7. Senior Debt: Schedule of Senior Debt (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Senior Debt

	Weighted
	Average	Maximum	Average	Weighted
	Interest	Amount	Amount	Average
Year Ended	Rate at End	Outstanding	Outstanding	Interest Rate
December 31	of Year	During Year	During Year	During Year

	(in thousands, except % data)
2015:
Bank Borrowings	3.75%	$ 45	$ 1	3.75%
Senior Demand Notes	1.73	71,001	61,713	1.72
Commercial Paper	3.47	317,488	295,263	3.48
All Categories	3.15	388,489	356,980	3.32

2014:
Bank Borrowings	3.75%	$ 45	$ 1	3.75%
Senior Demand Notes	1.73	60,561	58,328	1.72
Commercial Paper	3.48	276,656	264,479	3.49
All Categories	3.17	335,186	322,808	3.33

2013:
Bank Borrowings	3.75%	$ 45	$ 1	3.75%
Senior Demand Notes	1.72	55,196	53,060	1.76
Commercial Paper	3.49	253,960	238,782	3.61
All Categories	3.18	308,015	291,843	3.46